World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2014

Dates Covered
Collections Period	06/01/14 - 06/30/14
Interest Accrual Period	06/16/14 - 07/14/14
30/360 Days	30
Actual/360 Days	29
Distribution Date	07/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/14	352,178,290.88	25,900
Yield Supplement Overcollateralization Amount at 05/31/14	3,700,410.68	0
Receivables Balance at 05/31/14	355,878,701.56	25,900
Principal Payments	17,650,812.70	587
Defaulted Receivables	581,801.73	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/14	3,394,990.18	0
Pool Balance at 06/30/14	334,251,096.95	25,286

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	5,826,496.35	359
Past Due 61-90 days	1,175,357.78	74
Past Due 91 + days	233,823.20	21
Total	7,235,677.33	454

Total 31+ Delinquent as % Ending Pool Balance	2.16%

Recoveries	368,529.36

Aggregate Net Losses/(Gains) - June 2014	213,272.37

Overcollateralization Target Amount	15,041,299.36
Actual Overcollateralization	15,041,299.36

Weighted Average APR	4.07%
Weighted Average APR, Yield Adjusted	4.91%
Weighted Average Remaining Term	38.03

Flow of Funds	$ Amount

Collections	19,248,729.87
Advances	5,285.94
Investment Earnings on Cash Accounts	352.82
Servicing Fee	(296,565.58)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	18,957,803.05

Distributions of Available Funds
(1) Class A Interest	191,617.06
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	2,079,170.84
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	15,041,299.36
(7) Distribution to Certificateholders	1,622,198.62
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,957,803.05

Servicing Fee	296,565.58
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 06/16/14	336,330,267.79
Principal Paid	17,120,470.20
Note Balance @ 07/15/14	319,209,797.59

Class A-1
Note Balance @ 06/16/14	0.00
Principal Paid	0.00
Note Balance @ 07/15/14	0.00
Note Factor @ 07/15/14	0.0000000%

Class A-2
Note Balance @ 06/16/14	0.00
Principal Paid	0.00
Note Balance @ 07/15/14	0.00
Note Factor @ 07/15/14	0.0000000%

Class A-3
Note Balance @ 06/16/14	189,720,267.79
Principal Paid	17,120,470.20
Note Balance @ 07/15/14	172,599,797.59
Note Factor @ 07/15/14	67.1594543%

Class A-4
Note Balance @ 06/16/14	127,670,000.00
Principal Paid	0.00
Note Balance @ 07/15/14	127,670,000.00
Note Factor @ 07/15/14	100.0000000%

Class B
Note Balance @ 06/16/14	18,940,000.00
Principal Paid	0.00
Note Balance @ 07/15/14	18,940,000.00
Note Factor @ 07/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	215,134.23
Total Principal Paid	17,120,470.20
Total Paid	17,335,604.43

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	101,184.14
Principal Paid	17,120,470.20
Total Paid to A-3 Holders	17,221,654.34

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00
Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2381358
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.9509417
Total Distribution Amount	19.1890775

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3937126
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	66.6166156
Total A-3 Distribution Amount	67.0103282

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	121.44
Noteholders' Principal Distributable Amount	878.56

Account Balances	$ Amount

Advances
Balance as of 05/31/14	59,471.27
Balance as of 06/30/14	64,757.21
Change	5,285.94

Reserve Account
Balance as of 06/16/14	2,310,518.58
Investment Earnings	37.86
Investment Earnings Paid	(37.86)
Deposit/(Withdrawal)	-
Balance as of 07/15/14	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58